Employee benefit plan	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plan

12. Employee Benefit Plan

The Company has a 401(k) plan to provide defined contribution retirement benefits for all eligible employees. Participants may contribute a portion of their compensation to the 401(k) plan, subject to the limitations under the Internal Revenue Code. The Company’s contributions to the 401(k) plan are at the discretion of the Board of Directors. During the three months ended June 30, 2021 and 2020 the Company made contributions of $23,000 and $16,000, respectively, and $0.1 million and $46,000 for the six months ended June 30, 2021 and 2020, respectively, to the 401(k) plan.

13. Employee Benefit Plan

The Company has a 401(k) plan to provide defined contribution retirement benefits for all eligible employees. Participants may contribute a portion of their compensation to the plan, subject to the limitations under the Internal Revenue Code. The Company’s contributions to the plan are at the discretion of the Board of Directors. During the years ended December 31, 2020 and 2019 the Company made contributions of $81,673 and $68,914, respectively, to the plan.